Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, net
Property and Equipment, net

5. Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2013	2014
			US$ (Note 2(c))
Computers and equipment	25,307,217	43,961,251	7,085,268
Leasehold improvements	19,649,572	43,684,247	7,040,623
Furniture and fixtures	3,212,488	6,342,892	1,022,289
Software	3,537,387	11,919,553	1,921,083
Subtotal	51,706,664	105,907,943	17,069,262
Less: Accumulated depreciation	(26,855,361)	(36,542,052)	(5,889,510)
Property and equipment subject to depreciation	24,851,303	69,365,891	11,179,752
Construction in progress	—	2,944,399	474,551
Total	24,851,303	72,310,290	11,654,303

Depreciation and amortization expenses for the years ended December 31, 2012, 2013 and 2014 was RMB10,111,622, RMB8,764,423 and RMB10,868,838, respectively. The construction in progress balance as of December 31, 2014 is primarily comprised of leasehold improvements relating to the additional office space at the Group’s headquarter office which is still under construction.